Auditor's Remuneration - Summary of Auditors Remuneration (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Auditors remuneration [line items]
Total assurance services	$ 15,441	$ 14,753	$ 15,224
Total other services	0	0	498
Total fees	15,441	14,753	15,722
Parent [member]
Auditors remuneration [line items]
Total assurance services	10,419	10,295	10,558
Subsidiaries, joint ventures and associates [member]
Auditors remuneration [line items]
Total assurance services	692	551	534
Audit-related assurance services required by legislation to be provided by the auditor [Member]
Auditors remuneration [line items]
Total assurance services	1,907	1,814	1,871
Other assurance and agreed-upon procedures under legislation or contractual arrangements [Member]
Auditors remuneration [line items]
Total assurance services	$ 2,423	$ 2,093	$ 2,261